Derivative and Other Fair Value Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative and Other Fair Value Instruments (Tables) [Abstract]
Derivative Instrument Table

	Fair Value Hedges (1)	Forward Starting Swaps (2)	Development Cash Flow Hedges (3)
Current Notional Balance	$315,693	$950,000	$87,422
Lowest Possible Notional	$315,693	$950,000	$3,020
Highest Possible Notional	$317,694	$950,000	$91,343
Lowest Interest Rate	2.009%	3.478%	4.059%
Highest Interest Rate	4.800%	4.695%	4.059%
Earliest Maturity Date	2012	2021	2011
Latest Maturity Date	2013	2023	2011

(1)	Fair Value Hedges – Converts outstanding fixed rate debt to a floating interest rate.
(2)	Forward Starting Swaps – Designed to partially fix the interest rate in advance of a planned future debt issuance. These swaps have mandatory counterparty terminations from 2012 through 2014, and $350.0 million, $400.0 million and $200.0 million are designated for 2011, 2012 and 2013 maturities, respectively.
(3)	Development Cash Flow Hedges – Converts outstanding floating rate debt to a fixed interest rate.

Schedule of Location of Derivatives on Balance Sheet

	Asset Derivatives		Liability Derivatives
December 31, 2010	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$12,521	Other liabilities	$—
Forward Starting Swaps	Other assets	3,276	Other liabilities	(37,756)
Development Cash Flow Hedges	Other assets	—	Other liabilities	(1,322)

Total		$15,797		$(39,078)

	Asset Derivatives		Liability Derivatives
December 31, 2009	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Fair Value Hedges	Other assets	$5,186	Other liabilities	$—
Forward Starting Swaps	Other assets	23,630	Other liabilities	—
Development Cash Flow Hedges	Other assets	—	Other liabilities	(3,577)

Total		$28,816		$(3,577)

Schedule of Location of Fair Value Hedges on Statement of Operations

December 31, 2010 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative	Hedged Item	Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss) Recognized in Income on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$7,335	Fixed rate debt	Interest expense	$(7,335)

Total		$7,335			$(7,335)

December 31, 2009 Type of Fair Value Hedge	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Recognized in Income on Derivative	Hedged Item	Income Statement Location of Hedged Item Gain/(Loss)	Amount of Gain/(Loss) Recognized in Income on Hedged Item
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Interest Rate Swaps	Interest expense	$(1,167)	Fixed rate debt	Interest expense	$1,167

Total		$(1,167)			$1,167

Schedule of Location of cash flow Hedges on Statement of Operations

	Effective Portion			Ineffective Portion
December 31, 2010 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$(68,149)	Interest expense	$(3,338)	N/A	$—
Development Interest Rate Swaps/Caps	2,255	Interest expense	—	N/A	—

Total	$(65,894)		$(3,338)		$—

	Effective Portion			Ineffective Portion
December 31, 2009 Type of Cash Flow Hedge	Amount of Gain/(Loss) Recognized in OCI on Derivative	Location of Gain/(Loss) Reclassified from Accumulated OCI into Income	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income	Location of Gain/(Loss) Recognized in Income on Derivative	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income
Derivatives designated as hedging instruments:
Interest Rate Contracts:
Forward Starting Swaps/Treasury Locks	$34,432	Interest expense	$(3,724)	N/A	$—
Development Interest Rate Swaps/Caps	3,244	Interest expense	—	N/A	—

Total	$37,676		$(3,724)		$—

Schedule of Available for Sale and Held to Maturity Securities

		Other Assets
December 31, 2010 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	$—	$—	$—	$—	$61
Other	N/A	675	519	—	1,194	—

Total Available-for-Sale and Grand Total		$675	$519	$—	$1,194	$61

		Other Assets
December 31, 2009 Security	Maturity	Amortized Cost	Unrealized Gains	Unrealized Losses	Book/ Fair Value	Interest and Other Income
Held-to-Maturity
FDIC-insured promissory notes	Less than one year	$—	$—	$—	$—	$458

Total Held-to-Maturity		—	—	—	—	458
Available-for-Sale
FDIC-insured certificates of deposit	Less than one year	25,000	93	—	25,093	491
Other	Between one and five years or N/A	675	370	—	1,045	7 ,754

Total Available-for-Sale		25,675	463	—	26,138	8,245

Grand Total		$25,675	$463	$—	$26,138	$8,703

Assets and liabilities measured on recurring basis

		Fair Value Measurements at Reporting Date Using
Description	12/31/2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives	$15,797	$—	$15,797	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—
Available-for-Sale Investment Securities	1,194	1,194	—	—

Total	$75,123	$59,326	$15,797	$—

Liabilities
Derivatives	$39,078	$—	$39,078	$—
Supplemental Executive Retirement Plan	58,132	58,132	—	—

Total	$97,210	$58,132	$39,078	$—

Redeemable Noncontrolling Interests – Operating Partnership	$383,540	$—	$383,540	$—

		Fair Value Measurements at Reporting Date Using
Description	12/31/2009	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives	$28,816	$—	$28,816	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—
Available-for-Sale Investment Securities	26,138	1,045	25,093	—

Total	$116,044	$62,135	$53,909	$—

Liabilities
Derivatives	$3,577	$—	$3,577	$—
Supplemental Executive Retirement Plan	61,090	61,090	—	—

Total	$64,667	$61,090	$3,577	$—

Redeemable Noncontrolling Interests – Operating Partnership	$258,280	$—	$258,280	$—

Assets and liabilities measured on nonrecurring basis

		Fair Value Measurements at Reporting Date Using
Description	12/31/2010	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$56,000	$—	$—	$56,000	$(45,380)

Total	$56,000	$—	$—	$56,000	$(45,380)

		Fair Value Measurements at Reporting Date Using
Description	12/31/2009	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
Assets
Long-lived assets	$18,876	$—	$—	$18,876	$(11,124)

Total	$18,876	$—	$—	$18,876	$(11,124)